Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Expenses
Schedule of cost of materials and cost of services	(a) Cost of materials and cost of services
	2026 USD	2025 USD	2024 USD
Material related costs	(8,675,071)	–	–
Service related costs	(7,630,339)	–	–
	(16,305,410)	–	–

Schedule of employee benefits expense

(b) Employee benefits expense

	2026 USD	2025 USD	2024 USD
Salaries and wages	(4,225,383)	–	–
Statutory contributions	(397,434)	–	–
Payroll taxes and duties	(887,011)	–	–
Other employee benefits	(3,011,555)	–	–
	(8,521,383)	–	–

Schedule of professional services

(c) Professional services

	2026 USD	2025 USD	2024 USD
Accounting services	(318,188)	(581,610)	(753,272)
Audit and review fees	(477,899)	(201,871)	(232,454)
Legal services	(1,626,752)	(8,539)	(45,194)
Consulting services	(440,249)	–	–
	(2,863,088)	(792,020)	(1,030,920)

Schedule of depreciation and amortisation

(d) Depreciation and amortisation

	2026 USD	2025 USD	2024 USD
Depreciation of property, plant and equipment and right-of-use assets	(155,948)	(83,145)	(148,313)
Amortisation of intangible assets	(30,225)	(30,225)	–
	(186,173)	(113,370)	(148,313)

Schedule of remeasurement of financial items

(e) Remeasurement of financial items

	2026 USD	2025 USD	2024 USD
Net loss on financial instruments measured at fair value through profit or loss	(941,199)	–	–
Loss on forgiveness of loan	–	–	(175,386)
	(941,199)	–	(175,386)

Schedule of administrative and other expenses

(f) Administrative and other expenses

	2026 USD	2025 USD	2024 USD
Telephone and internet	(11,399)	(3,805)	(1,451)
Bank charges	(15,919)	(4,347)	(5,166)
Insurance	(267,470)	(635)	–
Rent — short-term and low-value leases (Note 24)	(422,683)	(248,800)	–
Subscriptions and memberships	(97,080)	(9,795)	(17,228)
Commission and brokerage	(18,286)	–	–
Travel	(179,919)	(54,116)	(43,246)
Advertising and marketing	(61,382)	–	–
Statutory and regulatory fees	(539,845)	(980)	(1,616)
Information technology	(1,204)	–	–
Filing expenses	(10,090)	–	–
Other expenses	(1,946,694)	(403,397)	(199,600)
	(3,571,971)	(725,875)	(268,307)